SHARE-BASED COMPENSATION CEO Long-term Incentive Plan (Details) - Restricted Stock - Chief Executive Officer - Long-term incentive plan	1 Months Ended
Oct. 31, 2015 $ / shares shares
$13.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target Price Per Share | $ / shares	$ 13.00
Options by target price per share | shares	50,000
$16.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target Price Per Share | $ / shares	$ 16.00
Options by target price per share | shares	50,000
$20.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target Price Per Share | $ / shares	$ 20.00
Options by target price per share | shares	100,000
$25.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target Price Per Share | $ / shares	$ 25.00
Options by target price per share | shares	100,000
$30.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target Price Per Share | $ / shares	$ 30.00
Options by target price per share | shares	100,000